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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland			EH1 2ES
(Address of principal executive offices)			(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2011 to October 31, 2011

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

MARTIN CURRIE BUSINESS TRUST

MCBT Opportunistic EAFE Fund

MCBT Global Emerging Markets Fund

SEMI-ANNUAL REPORT
OCTOBER 31, 2011

MARTIN CURRIE BUSINESS TRUST

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2011

OBJECTIVE  Capital appreciation through investment in an international portfolio of primarily equity and equity-related securities traded in Europe, Australasia, and the Far East.

LAUNCH DATE  July 1, 1994

FUND SIZE  $49.2m

PERFORMANCE   Total return from May 1, 2011 through October 31, 2011

•MCBT Opportunistic EAFE Fund	–17.4%
•Morgan Stanley Capital International (MSCI) EAFE Index*	–14.7%

Annualized total return from November 1, 2006 through October 31, 2011

•MCBT Opportunistic EAFE Fund	–4.6%
•Morgan Stanley Capital International (MSCI) EAFE Index*	–2.0%

Annualized total return from November 1, 2001 through October 31, 2011

•MCBT Opportunistic EAFE Fund	+4.4%
•Morgan Stanley Capital International (MSCI) EAFE Index*	+6.2%

Annualized total return from July 1, 1994 through October 31, 2011

•MCBT Opportunistic EAFE Fund (excluding all transaction fees)	+4.4%
•MCBT Opportunistic EAFE Fund (including all transaction fees)	+3.7%
•Morgan Stanley Capital International (MSCI) EAFE Index (a)*	+4.6%

(a)  Performance for the benchmark is not available from July 1, 1994 (commencement of investment operations). For that reason, performance for the benchmark is shown from July 31, 1994.

*  Gross of dividends

Performance shown is net of all fees after reimbursement from Martin Currie Inc. (the "Investment Manager" or "Martin Currie"). Returns and net asset values of Fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each performance figure, including all transaction fees, assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering and redemption price which prior to June 28, 2000, reflects a transaction fee of 75 basis points on purchase. Past performance is not indicative of future performance. Performance shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2011

PORTFOLIO COMMENTS  REVIEW

In the six months since our last report, equity investors have had to navigate another succession of global macroeconomic events. This time, however, none of the world's main equity markets has managed to stay above water; the MSCI EAFE Index fell 14.7% over the review period. The MSCI EAFE Index held up relatively well for much of that time, which is perhaps surprising given what was unfolding: civil war in Libya, the after-effects of the earthquake in Japan, rampant inflation in emerging markets, tightening measures to combat it, a slowdown in Chinese growth and the end of QE2 - and all of this punctuated by alarming developments in the eurozone-debt saga. But in late summer, when S&P downgraded its US credit rating and the possibility of Greek default became a near certainty, the market finally capitulated, falling 9.0% in August and a further 9.5% in September. The MSCI EAFE Index rallied strongly in October in response to the 'solution' put forward by eurozone policymakers, although this was nowhere near enough to recoup the earlier losses.

Regionally, Europe was worst hit in these volatile conditions, followed by emerging markets. Asia declined steeply, but not quite as far as the MSCI EAFE Index. Japan was by far the strongest region over the six months; investors have reacted positively to the remarkable post-earthquake recovery in Japanese industrial production, although the strength of the yen also boosted returns in US dollar terms. With appetite for risk in short supply, traditionally defensive sectors consumer staples, healthcare and telecoms were the best performers. As could be expected given the circumstances, more economically sensitive sectors like materials and industrials fared badly. Financials was also notably weak, led downwards by European banks.

The fund fell 17.4%, underperforming its benchmark. The main negative impact on relative returns came from stock selection in Europe, with asset allocation a neutral contributor. Within Europe, the principal drag on relative returns was the underweight exposure to consumer staples, and to Nestlé in particular. Other underperformers included those in the European banking sector, where our holdings in BNP Paribas and ING Groep fell heavily amid the chaos surrounding the Greek debt crisis. The main detractor overall was German chipmaker Aixtron, which fell as the outlook for orders became more uncertain.

By contrast, our consumer-discretionary stocks were strongest, notably Bridgestone (tires), satellite company SES and educational publisher Pearson. The overweight holding in Royal Dutch Shell was a key positive, but the biggest contributor to relative returns was our position in Tate & Lyle, as investors continued to react positively to the company's focus on new, more profitable products after it sold its volatile sugar business.

OUTLOOK

Despite a great deal of headline-grabbing noise in October, in reality there has been very little change in fundamentals, and our view remains consistent. The US is grappling with failing economic growth and an associated lack of job creation. In Europe, the sovereign-debt crisis continues and the eurozone is battling to stop contagion into structurally important countries such as Spain and Italy. In developing countries like China, Brazil and India, finding a way to balance growth, inflation and credit issues remains key.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2011

We continue to believe that in an environment of constrained growth such as this, stocks with company-specific positive change and access to higher-growth niches will outperform over the longer term. From a risk perspective, our portfolio positioning is neutral, with factor risk largely removed and forecast volatility in line with that of the index. Looking at portfolio characteristics, valuations are broadly in line, with faster earnings growth and better balance-sheet quality than the underlying benchmark.

INVESTMENT MANAGER PROFILE  James Fairweather, Christine Montgomery and David Sheasby are primarily responsible for the day-to-day portfolio management of the MCBT Opportunistic EAFE Fund.

James Fairweather joined Martin Currie in 1984, having previously worked for Kleinwort Benson and Montagu Loebl Stanley. Working within the company's regional team structure, James contributed ideas to the global strategies at Martin Currie before taking full ownership of the product range in 1992. James was appointed a director of Martin Currie in 1987 and a main board director in 1997.

Ms. Montgomery joined Martin Currie in 2009 as a director in Martin Currie's global team with responsibility for Europe, Australasia and Far East and All Country World Index ex U.S. mandates. She joined Martin Currie from Edinburgh Partners, where she was an investment partner, managing global and international portfolios for institutional clients, mostly in North America, from 2007 to 2009. Before that, she was a global-equities fund manager at Franklin Templeton Investments from 2001 to 2006. Ms. Montgomery began her investment career at Aegon Asset Management (formerly Scottish Equitable). During her 12 years with the company, her roles included head of equities, head of fixed-income and deputy CIO. Before joining Aegon, she had worked in the Department of Accounting at the University of Edinburgh.

Mr. Sheasby joined Martin Currie in 2004 as a director in the global team. He is lead portfolio manager for the EAFE ADR strategy and supports the managers of the global ex-U.S. portfolios. Before coming to Martin Currie, Mr. Sheasby worked for Aegon Asset Management (formerly Scottish Equitable) for 18 years. From 2002 he was a senior portfolio manager for global equities, developing and directing Aegon's global strategy. During his time with Aegon, Mr. Sheasby headed its global equity, emerging markets and European teams, and prior to that, served as a European portfolio manager at Aegon from 1987 to 1994.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2011

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY*

		% of net assets
Europe
Royal Dutch Shell, B Shares	(United Kingdom)	3.4
HSBC Holdings PLC	(United Kingdom)	3.1
Nestle SA	(Switzerland)	2.8
Sanofi-Aventis SA	(France)	2.8
Novartis AG	(Switzerland)	2.7
Vodafone Group PLC	(United Kingdom)	2.5
Siemens AG	(Germany)	2.1
SES SA	(Luxembourg)	1.9
Petrofac, Ltd.	(United Kingdom)	1.9
Japan
NTT DoCoMo, Inc.	(Japan)	2.0

*  Excludes short-term investments

The Fund is actively managed and therefore portfolio holding will change over time.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2011

OBJECTIVE  Capital appreciation through investment primarily in equity and equity-related securities of issuers located in a number of countries with emerging markets and developing economies.

LAUNCH DATE  February 14, 1997

FUND SIZE  $63.0m

PERFORMANCE  Total return from May 1, 2011 through October 31, 2011

•MCBT Global Emerging Markets Fund	–14.2%
•Morgan Stanley Capital International (MSCI) Emerging Markets Index*	–15.7%

Annualized total return from November 1, 2006 through October 31, 2011

•MCBT Global Emerging Markets Fund	+3.7%
•Morgan Stanley Capital International (MSCI) Emerging Markets Index*	+6.8%

Annualized total return from November 1, 2001 through October 31, 2011

•MCBT Global Emerging Markets Fund	+15.1%
•Morgan Stanley Capital International (MSCI) Emerging Markets Index*	+17.2%

Annualized total return from February 14, 1997 through October 31, 2011

•MCBT Global Emerging Markets Fund	+6.4%
•Morgan Stanley Capital International (MSCI) Emerging Markets Index*	+7.1%

(a)  Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance for the benchmark is shown from February 28, 1997.

*  Gross of dividends

Performance shown is net of all fees. Returns and net asset values of Fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each performance figure, including all transaction fees, assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering and redemption price which prior to October 1, 1998, reflects a transaction fee of 100 basis points on purchase. Past performance is not indicative of future performance. Performance shown does not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2011

PORTFOLIO COMMENTS   The MSCI Emerging Markets Index was down 15.7% over the review period. Despite its drop of 14.2%, the fund outperformed the benchmark.

The six months under review were tumultuous for world markets, which were assailed by a series of macroeconomic events. The intensification of the sovereign-debt crisis in Europe had a pronounced effect on market sentiment, and, in the US, S&P's downgrade of America's credit rating prompted a sell-off in developed-market equities in August. While these factors originated in Europe and the US, the developing world did not escape the sell-off. As in developed markets, defensive sectors were the strongest and cyclicals the weakest. Industrials and materials were the big underperformers, as investors sold in favor of more defensive alternatives. By the last month of the period, however, markets began to rally.

Both stock selection and allocation were positive for the fund during the review period. In technology, where the fund is overweight, Chinese computing brand Lenovo was the strongest performer. Samsung Electronics also did well, benefiting from strong results. Although convenience-store operator CP ALL was affected by the Thai floods, this was not enough to offset the gains it made from post-election optimism and strong second-quarter results. Peruvian bank Credicorp was another beneficiary of gratifyingly business-friendly political developments, as the new Peruvian government took a centrist approach to mining royalties. Our underweight in China served us well, as the Chinese market underperformed on growth concerns.

On the negative side of the ledger, cyclicals were punished across the board as markets moved towards defensives in troubled times - for instance although the fund is underweight in materials, Mechel Steel was the largest detractor from performance. The list of prominent detractors also included two Korean stocks: LCD panel maker LG Display and Industrial Bank of Korea. Garanti Bank suffered as Turkey's central bank took a more hawkish stance on inflation. And not holding China Mobile was a significant detractor from relative performance.

Key purchases during the review period included Peruvian miner Minas Buenaventura (vindicated to date by its strong performance mentioned previously) and the Russian X5 Retail Group, a high-growth food retailer with a top line driven by a combination of store expansions and strong same-store sales growth.

We reduced our exposure to Chinese insurance company China Taiping and oil company CNOOC, and trimmed Brazilian holdings Banco do Brasil and telecoms company TIM Participacoes. We also took profits in Credicorp and Thai consumer-staples stock CP ALL, both of which had performed strongly.

Despite enduring a volatile six months, in reality there has been very little change in fundamentals, and this is reflected in our investment positioning. Our focus remains on individual companies with distinct competitive advantages, resilient balance sheets and well-founded growth. Despite the current global economic headwinds, the long-term investment case for emerging-market equities remains entirely intact - and the opportunity set remains vast.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2011

INVESTMENT MANAGER PROFILE  Kim Catechis joined Martin Currie in October 2010 as head of global emerging markets, a role he held at Scottish Widows Investment Partnership (SWIP) since 1998, when he established and recruited that company's global emerging markets team. At SWIP, Kim was lead portfolio manager on the firm's Global Emerging Markets equity fund and also specialized in energy-sector research. Earlier, Kim established and managed two asset-management ventures in Spain: Eagle Star Inversions and, earlier, FG Gestión. He began his investment career as a portfolio manager for Edinburgh Fund Managers in 1987. Kim is fluent in French, German, Spanish, Portuguese and Greek, has intermediate Russian skills and is studying Mandarin.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2011

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS

BY REGION/COUNTRY*

		% of net assets
Pacific Basin
Samsung Electronics Co., Ltd.	(South Korea)	5.4
Industrial and Commercial Bank of China Ltd., H Shares	(China)	3.5
Axiata Group Berhad	(Malaysia)	3.0
Taiwan Semiconductor Manufacturing Co., Ltd.	(Taiwan)	2.9
CNOOC Ltd	(China)	2.9
Hyundai Mobis	(South Korea)	2.7
Latin America
Petroleo Brasileiro SA	(Brazil)	4.4
Vale SA, Class A	(Brazil)	3.8
America Movil SAB de CV	(Mexico)	2.9
Africa
Aspen Pharmacare Holdings Ltd.	(South Africa)	2.6

*   Excluding short-term investments

The Fund is actively managed and therefore portfolio holding will change over time.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – 96.3%
EUROPE – 62.4%
FRANCE – 10.0%
Air Liquide SA	5,275	$681,311
BNP Paribas	15,569	690,315
Safran SA	17,392	566,061
Sanofi-Aventis SA	19,031	1,362,302
Schneider Electric SA	13,590	787,181
Technip SA	8,582	811,401
TOTAL FRANCE – (Cost $5,245,467)		4,898,571
GERMANY – 6.8%
Adidas AG	11,680	821,675
Daimler AG	16,160	820,971
Fresenius Medical Care AG & Co.	9,635	700,979
Siemens AG	9,766	1,023,568
TOTAL GERMANY – (Cost $3,179,033)		3,367,193
LUXEMBOURG – 1.9%
SES SA (a)	37,127	947,254
TOTAL LUXEMBOURG – (Cost $803,001)		947,254
NETHERLANDS – 4.5%
Gemalto NV	15,924	721,389
Heineken NV	15,041	728,458
ING Groep NV*	89,292	771,029
TOTAL NETHERLANDS – (Cost $1,763,602)		2,220,876
NORWAY – 1.4%
DnB NOR ASA	59,800	691,561
TOTAL NORWAY – (Cost $665,808)		691,561
RUSSIA – 2.3%
Gazprom OAO, ADR	58,851	683,260
X 5 Retail Group NV, GDR 144A*	15,000	451,200
TOTAL RUSSIA – (Cost $1,475,268)		1,134,460
SWEDEN – 1.5%
Atlas Copco AB, A Shares	33,500	728,453
TOTAL SWEDEN – (Cost $889,283)		728,453
SWITZERLAND – 10.5%
ABB, Ltd.*	46,304	872,958
Cie Financiere Richemont SA	12,949	734,721
Nestle SA	23,936	1,385,170

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
EUROPE – Continued
SWITZERLAND – Continued
Novartis AG	23,347	$1,318,933
Syngenta AG*	2,774	848,349
TOTAL SWITZERLAND – (Cost $5,371,043)		5,160,131
UNITED KINGDOM – 23.5%
Anglo American PLC	17,693	648,368
GKN PLC	156,210	473,503
GlaxoSmithKline PLC	32,972	739,052
HSBC Holdings PLC	174,102	1,519,292
Johnson Matthey PLC	19,960	599,780
Pearson PLC	49,974	920,023
Persimmon PLC	75,254	600,213
Petrofac, Ltd.	40,649	933,610
Prudential PLC	84,912	878,381
Royal Dutch Shell, B Shares	46,222	1,658,784
Serco Group PLC	79,259	656,788
Tate & Lyle PLC	65,604	686,763
Vodafone Group PLC	448,828	1,244,727
TOTAL UNITED KINGDOM – (Cost $11,198,786)		11,559,284
TOTAL EUROPE – (Cost $30,591,291)		30,707,783
JAPAN – 16.6%
Bank of Yokohama, Ltd. (a)	135,000	618,531
Bridgestone Corp. (a)	25,100	587,189
Daikin Industries Ltd. (a)	19,900	589,546
Fanuc Corp.	2,600	419,833
INPEX Corp.	124	815,801
Lawson, Inc. (a)	10,400	587,164
Mitsubishi UFJ Financial Group, Inc. (a)	190,100	823,523
Mitsui & Co., Ltd.	52,900	771,890
Mitsui Fudosan Co., Ltd.	41,000	678,094
NTT DoCoMo, Inc.	564	996,229
Sekisui House Ltd.	75,000	667,811
Sony Corp.	28,200	592,979
TOTAL JAPAN – (Cost $8,731,563)		8,148,590
LATIN AMERICA – 1.4%
BRAZIL – 1.4%
Tim Participacoes SA, ADR (a)	26,651	693,992
TOTAL BRAZIL – (Cost $588,905)		693,992
TOTAL LATIN AMERICA – (Cost $588,905)		693,992

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
MIDDLE EAST – 1.3%
ISRAEL – 1.3%
Check Point Software Technologies Ltd.* (a)	11,000	$633,930
TOTAL ISRAEL – (Cost $605,574)		633,930
TOTAL MIDDLE EAST – (Cost $605,574)		633,930
OTHER AREAS – 1.2%
INDIA – 1.2%
Infosys Ltd., ADR (a)	10,200	597,618
TOTAL INDIA – (Cost $571,546)		597,618
TOTAL OTHER AREAS – (Cost $571,546)		597,618
PACIFIC BASIN – 13.4%
AUSTRALIA – 2.5%
Incitec Pivot Ltd.	135,720	484,388
Newcrest Mining Ltd.	21,830	769,007
TOTAL AUSTRALIA – (Cost $1,100,788)		1,253,395
CHINA – 1.1%
Mindray Medical International Ltd., ADR (a)	19,000	518,700
TOTAL CHINA – (Cost $646,638)		518,700
HONG KONG – 5.2%
AIA Group Ltd.	250,600	755,847
China Merchants Holdings International Co., Ltd.	196,000	610,335
Henderson Land Development Co., Ltd.	113,000	611,119
SJM Holdings Ltd.	348,000	588,543
TOTAL HONG KONG – (Cost $2,702,349)		2,565,844
SINGAPORE – 1.6%
Oversea-Chinese Banking Corp., Ltd.	121,000	808,750
TOTAL SINGAPORE – (Cost $941,934)		808,750
SOUTH KOREA – 1.7%
Samsung Electronics Co., Ltd., GDR 144A	1,966	845,970
TOTAL SOUTH KOREA – (Cost $805,184)		845,970
THAILAND – 1.3%
Bangkok Bank Public Co., Ltd.	123,500	621,818
TOTAL THAILAND – (Cost $526,844)		621,818
TOTAL PACIFIC BASIN – (Cost $6,723,737)		6,614,477
TOTAL COMMON STOCKS – (Cost $47,812,616)		47,396,390

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
PREFERRED STOCKS – 1.4%
EUROPE – 1.4%
Henkel AG & Co. KGaA	11,809	$700,727
TOTAL EUROPE – (Cost $757,072)		700,727
TOTAL PREFERRED STOCKS – (Cost $757,072)		700,727
COLLATERAL FOR SECURITIES ON LOAN – 9.6%
State Street Navigator Securities Lending Prime Portfolio	4,696,753	4,696,753
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $4,696,753)		4,696,753
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 11/01/2011 (b)	$1,047,000	1,047,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,047,000)		1,047,000
TOTAL INVESTMENTS – (Cost $54,313,441) – 109.4%		53,840,870
OTHER ASSETS LESS LIABILITIES – (9.4)%		(4,618,651)
NET ASSETS – 100.0%		$49,222,219

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 1.1%, Apparel 1.7%, Auto Manufacturers 1.7%, Auto Parts & Equipment 2.2%, Banks 11.7%, Beverages 1.5%, Building Materials 1.2%, Chemicals 5.3%, Commercial Services 1.3%, Computers 2.7%, Distribution/wholesale 1.6%, Electrical Componant & Equipment 1.6%, Engineering Construction 1.8%, Food 5.1%, Healthcare - Products 1.0%, Healthcare - Services 1.4%, Holding Companies - Diversified 1.2%, Home Builders 2.6%, Home Furnishings 2.9%, Household Products/wares 1.4%, Insurance 4.9%, Lodging 1.2%, Machinery - Construction & Mining 1.5%, Machinery - Diversified 0.8%, Media 1.9%, Mining 2.9%, Miscellaneous Manufacturing 2.1%, Oil & Gas 6.4%, Oil & Gas Services 3.5%, Pharmaceuticals 7.0%, Real Estate 2.6%, Retail 2.7%, Software 1.3%, and Telecommunications 7.9%.

*  Non-income producing security.

(a)  A portion of this security was held on loan. As of October 31, 2011, the market value of the securities loaned was $5,885,221.

(b)  Repurchase agreement, dated 10/31/2011, due 11/01/2011 with repurchase proceeds of $1,047,000 is collateralized by United States Treasury Note, 1.375% due 11/30/2015 with a market value of $1,071,200.

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – 85.1%
AFRICA – 5.0%
SOUTH AFRICA – 5.0%
Aspen Pharmacare Holdings Ltd.*	138,489	$1,655,646
MTN Group Ltd. (a)	85,405	1,480,448
TOTAL SOUTH AFRICA – (Cost $2,244,263)		3,136,094
TOTAL AFRICA – (Cost $2,244,263)		3,136,094
EUROPE – 10.1%
RUSSIA – 8.4%
Gazprom OAO, ADR, (London Intl.)	141,574	1,640,438
Gazprom OAO, ADR, (OTC US) (a)	26,073	302,708
LUKOIL, ADR (a)	18,216	1,051,063
Mechel, ADR (a)	76,100	999,954
Pharmstandard OJSC-S, GDR 144A* (a)	40,200	719,580
X5 Retail Group NV, GDR 144A*	18,700	562,496
TOTAL RUSSIA – (Cost $6,303,562)		5,276,239
TURKEY – 1.7%
Turkiye Garanti Bankasi AS	303,800	1,066,808
TOTAL TURKEY – (Cost $1,187,109)		1,066,808
TOTAL EUROPE – (Cost $7,490,671)		6,343,047
LATIN AMERICA – 20.8%
BRAZIL – 9.8%
Banco do Brasil SA	54,100	816,140
Cia Hering	39,800	889,029
Cosan SA Industria Comercio	68,700	1,072,406
Localiza Rent a Car SA	89,600	1,354,294
PDG Realty SA Empreendimentos e Participacoes	227,600	1,003,543
Tim Participacoes SA	202,393	1,046,830
TOTAL BRAZIL – (Cost $5,150,485)		6,182,242
MEXICO – 6.9%
America Movil SAB de CV	1,449,400	1,842,338
Grupo Financiero Banorte SAB de CV, Series O	313,900	1,070,515
Mexichem SAB de CV	414,700	1,429,839
TOTAL MEXICO – (Cost $4,561,435)		4,342,692
PERU – 4.1%
Cia de Minas Buenaventura SA, ADR	25,600	1,047,808
Credicorp Ltd. (a)	14,300	1,555,554
TOTAL PERU – (Cost $2,424,574)		2,603,362
TOTAL LATIN AMERICA – (Cost $12,136,494)		13,128,296

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
OTHER AREAS – 7.2%
INDIA – 7.2%
Infosys Technologies Ltd.	21,655	$1,272,714
Infrastructure Development Finance Co., Ltd.	438,211	1,169,838
Maruti Suzuki India Ltd.	34,935	805,769
Tata Steel Ltd.	129,402	1,266,140
TOTAL INDIA – (Cost $5,460,635)		4,514,461
TOTAL OTHER AREAS – (Cost $5,460,635)		4,514,461
PACIFIC BASIN – 42.0%
CHINA – 11.0%
China Taiping Insurance Holdings Co., Ltd.* (a)	367,800	791,649
CNOOC Ltd.	966,000	1,825,816
Dongfang Electric Corp. Ltd., H Shares (a)	301,200	931,565
Industrial and Commercial Bank of China Ltd., H Shares	3,568,309	2,186,394
Lenovo Group Ltd.	1,814,000	1,220,248
TOTAL CHINA – (Cost $6,452,151)		6,955,672
HONG KONG – 0.8%
SJM Holdings Ltd.	301,000	509,056
TOTAL HONG KONG – (Cost $295,431)		509,056
INDONESIA – 2.2%
Bank Mandiri Tbk PT	1,724,000	1,362,342
TOTAL INDONESIA – (Cost $1,160,233)		1,362,342
MALAYSIA – 4.9%
Axiata Group Berhad	1,175,022	1,862,065
CIMB Group Holdings Berhad	501,386	1,229,838
TOTAL MALAYSIA – (Cost $2,085,356)		3,091,903
SOUTH KOREA – 14.3%
Hyundai Mobis	5,941	1,714,190
Industrial Bank Of Korea	84,300	1,099,641
Korean Reinsurance Co.	99,270	1,335,884
LG Display Co., Ltd.	29,790	602,271
Samsung Electronics Co., Ltd.	3,896	3,379,535
Samsung Engineering Co., Ltd.	4,278	873,509
TOTAL SOUTH KOREA – (Cost $7,111,571)		9,005,030
TAIWAN – 5.6%
Chinatrust Financial Holding Co., Ltd.	1,133,048	737,781
Taiwan Semiconductor Manufacturing Co., Ltd.	760,822	1,855,512
Wistron Corp.	820,008	950,025
TOTAL TAIWAN – (Cost $3,208,020)		3,543,318

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
PACIFIC BASIN – Continued
THAILAND – 3.2%
CP ALL PCL	579,100	$885,128
Kasikornbank PCL	290,100	1,153,561
TOTAL THAILAND – (Cost $1,671,359)		2,038,689
TOTAL PACIFIC BASIN – (Cost $21,984,121)		26,506,010
TOTAL COMMON STOCKS – (Cost $49,316,184)		53,627,908
PREFERRED STOCKS – 12.2%
LATIN AMERICA – 12.2%
BRAZIL – 12.2%
AES Tiete SA (shown in units of 1,000)	75,712	1,079,111
Itau Unibanco Holding SA	74,993	1,429,665
Petroleo Brasileiro SA	223,200	2,771,718
Vale SA, Class A	101,077	2,402,040
TOTAL BRAZIL – (Cost $6,998,953)		7,682,534
TOTAL LATIN AMERICA – (Cost $6,998,953)		7,682,534
TOTAL PREFERRED STOCKS – (Cost $6,998,953)		7,682,534
COLLATERAL FOR SECURITIES ON LOAN – 6.3%
State Street Navigator Securities Lending Prime Portfolio	3,967,268	3,967,268
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $3,967,268)		3,967,268
	Principal Amount
SHORT-TERM INVESTMENTS – 2.8%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 11/01/2011 (b)	$1,806,000	1,806,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,806,000)		1,806,000
TOTAL INVESTMENTS – (Cost $62,088,405) – 106.4%		67,083,710
OTHER ASSETS LESS LIABILITIES – (6.4)%		(4,044,762)
NET ASSETS – 100.0%		$63,038,948

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2011 (Unaudited)

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 1.3%, Auto Parts & Equipment 2.7%, Banks 20.6%, Chemicals 2.3%, Commercial Services 2.1%, Computers 5.5%, Diversified Financial Services 1.2%, Electric 1.7%, Electrical Componant & Equipment 1.5%, Electronics 0.9%, Engineering Construction 1.4%, Food 2.6%, Healthcare - Products 2.6%, Home Furnishings 5.4%, Insurance 3.4%, Iron/steel 3.6%, Lodging 0.8%, Mining 5.5%, Oil & Gas 12.0%, Pharmaceuticals 1.1%, Private Equity 1.9%, Real Estate 1.6%, Retail 1.4%, Semiconductors 2.9%, Telecommunications 9.9%, and Textiles 1.4%.

*  Non-income producing security.

(a)  A portion of this security was held on loan. As of October 31, 2011, the market value of the securities loaned was $5,200,751.

(b)  Repurchase agreement, dated 10/31/2011, due 11/01/2011 with repurchase proceeds of $1,806,001 is collateralized by United States Treasury Note, 1.375% due 11/30/2015 with a market value of $1,843,700.

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2011 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund
ASSETS
Investments in securities, at value	$52,793,870	$65,277,710
Repurchase agreement	1,047,000	1,806,000
Cash	274	434
Unrealized appreciation on spot contracts	–	365
Foreign currency, at value	29	515,238
Receivable for investments sold	–	1,385,158
Dividends and interest receivable	96,455	25,868
Receivable due from Advisor	17,066	–
Foreign tax reclaims receivable	171,542	9,043
TOTAL ASSETS	54,126,236	69,019,816
LIABILITIES
Payable for investments purchased	–	964,254
Payable for Fund shares repurchased	–	654,988
Collateral for securities on loan (Note B)	4,696,753	3,967,268
Management fee payable	82,742	150,706
Administration fee payable	13,316	29,314
Capital gains taxes accrued	10,926	46,875
Accrued expenses and other liabilities	100,280	167,463
TOTAL LIABILITIES	4,904,017	5,980,868
TOTAL NET ASSETS	$49,222,219	$63,038,948
COMPOSITION OF NET ASSETS
Paid-in capital	$63,843,969	$87,578,379
Undistributed net investment income	802,303	301,310
Accumulated net realized loss on investments and foreign currency transactions	(14,969,829)	(29,758,834)
Net unrealized appreciation (depreciation) on investments and foreign currency	(454,224)	4,918,093
TOTAL NET ASSETS	$49,222,219	$63,038,948
SHARES OF BENEFICIAL INTEREST OUTSTANDING*	5,457,576	12,872,724
NET ASSET VALUE PER SHARE	$9.02	$4.90
Identified cost of investments:
Unaffiliated issuers	$54,313,441	$62,088,405
Cost of foreign currency	$29	$515,986

*  Unlimited number of shares authorized

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2011 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund
INVESTMENT INCOME
Interest income	$5,996	$96
Securities lending income	79,029	3,404
Dividend income	681,097	1,019,580
Foreign taxes withheld	(62,501)	(99,012)
TOTAL INVESTMENT INCOME	703,621	924,068
EXPENSES
Management fees	188,106	319,220
Custodian fees	54,306	112,464
Audit fees	26,912	27,222
Legal fees	47,651	68,768
Trustee Fees	15,869	17,644
Miscellaneous expenses	31,178	30,147
TOTAL EXPENSES	364,022	575,465
Management fee reimbursement	(23,500)	–
NET EXPENSES	340,522	575,465
NET INVESTMENT INCOME	363,099	348,603
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments	(788,850)	4,173,571
Net realized gain (loss) on foreign currency transactions	25,184	(65,793)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,234,159)	(14,093,650)
Foreign currency	(16,379)	(11,106)
Deferred foreign capital gains tax	9,420	(22,218)
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(11,004,784)	(10,019,196)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(10,641,685)	$(9,670,593)

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MCBT Opportunistic EAFE Fund		MCBT Global Emerging Markets Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
NET ASSETS, beginning of period	$63,537,725	$49,376,649	$69,758,060	$198,603,173
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	363,099	755,603	348,603	829,330
Net realized gain (loss)	(763,666)	5,673,754	4,107,778	49 ,291,769
Net change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(10,241,118)	3,640,183	(14,126,974)	(25,658,031)
Net increase (decrease) in net assets from operations	(10,641,685)	10,069,540	(9,670,593)	24,463,068
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(352,525)	–	(483,987)
Total distributions	–	(352,525)	–	(483,987)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	–	7,600,000	11,105,020	–
Reinvestment of distributions to shareholders	–	352,525	–	483,987
Cost of shares repurchased	(3,673,821)	(3,508,464)	(8,153,539)	(153,308,181)
Total increase (decrease) in net assets from capital share transactions	(3,673,821)	4,444,061	2,951,481	(152,824,194)
NET INCREASE (DECREASE) IN NET ASSETS	(14,315,506)	14,161,076	(6,719,112)	(128,845,113)
NET ASSETS, end of period	$49,222,219	$63,537,725	$63,038,948	$69,758,060
Undistributed net investment income (loss)	$802,303	$439,204	$301,310	$(47,293)
OTHER INFORMATION:
Capital share transactions:
Shares sold	–	851,660	2,165,700	–
Shares issued in reinvestment of distributions to shareholders	–	35,935	–	88,968
Shares repurchased	(359,727)	(358,107)	(1,502,020)	(30,096,980)
Net share transactions	(359,727)	529,488	663,680	(30,008,012)

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2011 (Unaudited) (2)		Year Ended April 30, 2011 (2)	Year Ended April 30, 2010 (2)	Year Ended April 30, 2009 (2)	Year Ended April 30, 2008 (2)	Year Ended April 30, 2007 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.920		$9.340	$7.470	$13.790	$14.260	$12.310
Net investment income	0.065		0.130	0.144	0.208	0.166	0.088
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.965)		1.509	1.890	(6.315)	(0.242)	1.905
Total from investment operations	(1.900)		1.639	2.034	(6.107)	(0.076)	1.993
Less distributions:
Net investment income	–		(0.059)	(0.164)	(0.213)	(0.010)	(0.043)
Net realized gains	–		–	–	–	(0.384)	–
Total distributions	–		(0.059)	(0.164)	(0.213)	(0.394)	(0.043)
Net asset value, end of period	$9.020		$10.920	$9.340	$7.470	$13.790	$14.260
TOTAL INVESTMENT RETURN (1)	(17.40	)%(3)	17.62%	27.17%	(44.33)%	(0.72)%	16.22%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$49,222,219		$63,537,725	$49,376,649	$63,179,789	$101,516,485	$29,118,526
Operating gross expenses to average net assets	1.34	%(4)	1.24%	1.17%	1.14%	1.13%	1.70%
Operating net expenses to average net assets	1.25	%(4)	1.24%	1.17%	1.14%	1.17%	1.61%
Net investment income to average net assets	1.33	%(4)	1.37%	1.56%	2.24%	1.16%	0.70%
Portfolio turnover rate	24%		83%	103%	97%	77%	106%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2011 (Unaudited) (2)		Year Ended April 30, 2011 (2)	Year Ended April 30, 2010 (2)	Year Ended April 30, 2009 (2)	Year Ended April 30, 2008 (2)		Year Ended April 30, 2007 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.710		$4.700	$3.280	$9.380	$10.950		$11.050
Net investment income	0.028		0.032	0.047	0.139	0.079	(5)	0.090
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.838)		1.004	1.452	(4.625)	2.322		1.771 (6)
Total from investment operations	(0.810)		1.036	1.499	(4.486)	2.401		1.861
Less distributions:
Net investment income	–		(0.026)	(0.079)	(0.120)	(0.061)		(0.087)
Net realized gains	–		–	–	(1.494)	(3.910)		(1.874)
Total distributions	–		(0.026)	(0.079)	(1.614)	(3.971)		(1.961)
Net asset value, end of period	$4.900		$5.710	$4.700	$3.280	$9.380		$10.950
TOTAL INVESTMENT RETURN (1)	(14.19	)%(3)	22.08%	45.79%	(45.43)%	18.69	%(5)	18.30%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$63,038,948		$69,758,060	$198,603,173	$214,781,838	$470,285,917		$522,330,052
Operating gross expenses to average net assets	1.80	%(4)	1.43%	1.23%	1.16%	1.10%		1.11%
Operating net expenses to average net assets	1.80	%(4)	1.43%	1.23%	1.16%	1.10%		1.11%
Net investment income to average net assets	1.09	%(4)	0.65%	1.10%	2.70%	0.69%		0.85%
Portfolio turnover rate	27%		46%	112%	103%	63%		67%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized

(5)  Includes investment income from Martin Currie as a result of a reimbursement of overdraft fees. Excluding this investment income would have no effect on net investment income or total investment return.

(6)  Includes a non-recurring gain from Martin Currie recorded as a result of an incorrectly executed trade. The non-recurring gain resulted in an increase in net realized and unrealized gain (loss) on investments and foreign currency transactions of $0.013 per share. Excluding this non-recurring gain, total investment return would have been 0.12% lower.

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust currently consists of two operational funds which have differing investment objectives and policies: MCBT Opportunistic EAFE Fund (the "Opportunistic EAFE Fund") and MCBT Global Emerging Markets Fund (the "Global Emerging Markets Fund") (each a "Fund" and collectively, the "Funds"). The Opportunistic EAFE Fund and the Global Emerging Markets Fund commenced investment operations on July 1, 1994 and February 14, 1997, respectively. The Trust's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in US markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable US companies and US securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are taken at fair value as determined in good faith by or in accordance with valuation procedures approved by the trustees of the Trust (the "Trustees"), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-US issuers not traded on a US exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of any Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to Fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1.As of October 31, 2011, the Fund held no securities that had been fair valued by the Trust's Valuation Committee in accordance with the Trust's Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of October 31, 2011 in valuing each Fund's investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$47,396,390	$–	$–	$47,396,390
Preferred Stocks	700,727	–	–	700,727
Short-Term Investments	–	1,047,000	–	1,047,000
Collateral for Securities on Loan	–	4,696,753	–	4,696,753
Total Investments	$48,097,117	$5,743,753	$–	$53,840,870
MCBT Global Emerging Markets Fund
Common Stocks	$53,627,908	$–	$–	$53,627,908
Preferred Stocks	7,682,534	–	–	7,682,534
Short-Term Investments	–	1,806,000	–	1,806,000
Collateral for Securities on Loan	–	3,967,268	–	3,967,268
Total Investments	$61,310,442	$5,773,268	$–	$67,083,710

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended October 31, 2011.

Repurchase Agreements - In connection with transactions in repurchase agreements, the Funds' custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

Securities Lending - The Funds may lend any of their securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Funds or Martin Currie specifically

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

identify as not being available. By lending their investment securities, the Funds attempt to increase their net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the accounts of the Funds. Risks of delay in recovery of the securities or even loss of rights in non-cash collateral may occur should the borrower of the securities fail financially, as well as risks of loss from the investment of cash collateral (which may be increased at time of high market volatility). Risks may also arise to the extent that the value of non-cash collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. At the time of lending, collateral received must generally equal or exceed 102% of the current market value of the loaned securities with respect to fixed income and US dollar denominated equity securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is divided between the Agent and the applicable Fund.

As of October 31, 2011, the Funds listed below had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral†	Total Collateral (Including Calculated Mark)*
Opportunistic EAFE Fund	$5,885,221	$4,696,753	$1,573,820	$6,124,429
Global Emerging Markets Fund	5,200,751	3,967,268	1,522,239	5,395,237

†  The Fund cannot repledge or dispose of this collateral, nor does the Fund earn any income or receive dividends with respect to this collateral.

*  Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

Investment Transactions - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

Investment Income - Dividend income is recorded on the ex-dividend date (net of foreign withholding taxes). Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date and as soon as a Fund is informed of such dividends. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Foreign Currency Translations - The records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on a daily basis when a Fund's net asset value is determined. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

Each Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts ("Forwards"). The net US dollar value of foreign currency underlying all contractual commitments held by each Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

using forward currency exchange rates supplied by a quotation service. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of Forwards, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts - A forward foreign currency contract, (a "Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily at the prevailing forward exchange rate of the underlying currencies and the change in the market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the US dollar value of portfolio securities denominated in a foreign currency. As of October 31, 2011, none of the Funds had open Forwards.

Although Forwards limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Equity Linked Securities - Each Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, equity-linked securities may be considered illiquid and subject to each Fund's restrictions on investments in illiquid securities. As of October 31, 2011, the Funds did not hold any equity-linked securities.

Restricted Securities - The Funds may invest in restricted securities. Restricted securities include any security that is designated as a security issued pursuant to Rule 144A or commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended. Many restricted securities are illiquid, but may be deemed to be liquid by the Investment Manager pursuant to the Trust's policy regarding liquidity. The Funds do not have the right to demand that such securities be registered.

Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Investment Manager believes the likelihood of such a liability is remote.

Expenses - Expenses directly attributable to each Fund are charged to the respective Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Distributions to Shareholders - Each Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the respective Fund at the net asset value unless the shareholder formally elects to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, post October 31 losses, capital loss carryforwards, and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

The components of distributable earnings (accumulated losses) at April 30, 2011 on a tax basis and the tax character of distributions during fiscal 2011 and 2010 were as follows:

			2011		2010
Fund	Tax Basis Undistributed Net Investment Income	Tax Basis Undistributed Long-Term Gain	Distributions From Ordinary Income	Distributions From Long-Term Gain	Distributions From Ordinary Income	Distributions From Long-Term Gain
Opportunistic EAFE Fund	$434,728	$837,099	$352,525	$–	$1,324,320	$–
Global Emerging Markets Fund	–	–	483,987	–	3,654,100	–

Income Taxes - Each Fund of the Trust is treated as a separate entity for US federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to Regulated Investment Companies ("RICs"). Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with the pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repeales the 60-day designation requirement for certain types of pay-through income and gains.

The Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS

(Unaudited)

As of April 30, 2011, the following Funds had realized capital loss carry-forwards, for US federal income tax purposes, available to be used to offset future realized capital gains to the extent provided by regulations:

Fund	Expiring April 30, 2011	Expiring April 30, 2012	Expiring April 30, 2017	Expiring April 30, 2018
Opportunistic EAFE Fund	$–	$288,029	$12,246,391	$2,089,070
Global Emerging Markets Fund	–	–	–	32,334,520

*  Capital loss carry-forward may be limited due to IRC 382(b) loss limitations.

During the fiscal year ended April 30, 2011, the Opportunistic EAFE Fund and the Global Emerging Markets Fund utilized capital loss carry-forwards of $4,530,157 and $44,376,479, respectively.

As of April 30, 2011, the Funds elected for federal income tax purposes to defer the following current year post October 31 losses as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss	Post October Currency Loss
Global Emerging Markets Fund	–	$47,293

Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2010), or expected to be taken in the Funds' 2011 tax returns. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

NOTE C - AGREEMENTS AND FEES

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Investment Manager, a wholly-owned subsidiary of Martin Currie (Holdings) Limited, for each Fund. Under each Advisory Agreement, the Investment Manager provides investment management, advisory and certain administrative services to the Fund, for which the Fund pays the Investment Manager a management fee computed daily and paid quarterly based on the Fund's average net assets at the annual rates listed below:

Fund	Management Fee
Opportunistic EAFE Fund	0.70%
Global Emerging Markets Fund	1.00%

Effective February 19, 2007, the Investment Manager contractually agreed to contribute to certain qualifying operating expenses of the MCBT Opportunistic EAFE Fund, to the extent that those qualifying expenses exceed 1.25% of the Fund's average daily net assets (the "Expense Limitation Level"). Under the terms of the agreement, if the qualifying expenses fall below the Expense Limitation Level, contributions made within a rolling 3 year period will be reimbursed by the Fund to the Investment Manager, provided that any such reimbursement will not cause the Fund to exceed the Expense Limitation Level. As of October 31, 2011, the following amount is subject to recapture:

Fund	Expires April 30, 2014
Opportunistic EAFE Fund	$23,500

This agreement expires August 31, 2012. There is no guarantee that the Investment Manager will renew this arrangement beyond August 31, 2012.

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NOTES TO FINANCIAL STATEMENTS

(Unaudited)

State Street serves as administrator, custodian, transfer agent and dividend paying agent of the Trust and each Fund. State Street performs certain administrative services for the Trust and each Fund. Beginning October 1, 2010, each Fund pays State Street, as administrator, a fee at the rate of 0.03% of its average net assets up to £100 million, 0.024% of the next £100 million, 0.015% of the next £300 million, 0.01% of the next £500 million, and .005% of those assets in excess of £1 billion per Fund, subject to a £40,000 minimum fee per year per Fund, plus certain out-of-pocket costs. Prior to October 1, 2010, each Fund paid State Street, as administrator, a fee at the rate of 0.06% of its average net assets up to $125 million, 0.04% of the next $125 million, and 0.02% of those assets in excess of $250 million per Fund, subject to a $55,000 minimum fee per year per Fund, plus certain out-of-pocket costs. Fees are calculated on a Trust-wide basis and allocated to each Fund based on the average net assets of each Fund.

The Trust has adopted a distribution servicing plan in accordance with Rule 12b-1 under the 1940 Act for each Fund. The plan authorizes the Investment Manager to spend an amount of the management fee it collects for activities or services primarily intended to result in the sale of Fund shares or for providing personal services to Fund shareholders. The trust is not aware of any payments for the distribution of Fund shares made directly or indirectly out of Fund assets during the period covered by this report.

Trustees of the Trust who are not interested persons, as defined in the 1940 Act, receive aggregate annual fees of $50,000 ($25,000 per Trustee). The Fund does not compensate its officers or interested trustees.

NOTE D - INVESTMENT TRANSACTIONS

Excluding short-term investments and including in-kind redemptions, if any, each Fund's purchases and sales of investments for the period ended October 31, 2011 were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Opportunistic EAFE Fund	$12,897,074	$16,077,047
Global Emerging Markets Fund	19,524,768	16,762,965

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2011 were as follows:

	Identified	Gross Unrealized		Net Unrealized Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Opportunistic EAFE Fund	$54,313,441	$4,184,817	$4,657,388	$(472,571)
Global Emerging Markets Fund	62,088,405	9,671,948	4,676,643	4,995,305

The differences between the book basis and federal income tax basis cost of investments are primarily due to the deferral of realized capital losses on wash sales.

The net unrealized appreciation/depreciation on foreign currency transactions at October 31, 2011 on a federal income tax basis for each Fund was the same for financial reporting purposes.

NOTE E - PRINCIPAL SHAREHOLDERS

The table below shows the number of shareholders each owning greater than 5% of the outstanding shares of each Fund as of October 31, 2011 and the total percentage of shares of the Fund held by such shareholders:

	5% or Greater Shareholders
Fund	Number	% of Shares
Opportunistic EAFE Fund	5	100.00
Global Emerging Markets Fund	3	97.80

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NOTES TO FINANCIAL STATEMENTS

(Unaudited)

One or more affiliates of the Investment Manager have investment discretion with respect to certain clients' holdings in the Funds, which collectively represent a significant portion of the Funds' assets. Significant shareholder transactions, if any, may impact the Funds' performance.

NOTE F - CONCENTRATION OF RISK

Each Fund will invest extensively in foreign securities (i.e., those which are not listed on a US securities exchange). Investing in foreign securities involves risks not typically found in investing in US markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. All of the Funds are subject to foreign risk and may experience more rapid and extreme changes in value than Funds investing solely in the United States. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different and often less comprehensive, accounting, reporting and disclosure requirements than US issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable US companies and US securities markets, respectively.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, impose restrictions on foreign ownership, withhold taxes on dividend or interest payments and capital gains or prohibit repatriation of assets, and may provide less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the US economy in such respects as growth of gross domestic product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - LINE OF CREDIT

The Trust participates in an unsecured, uncommitted line of credit agreement with State Street that is currently set to expire October 26, 2012. Under the terms of the agreement, each Fund is permitted to borrow, subject to the limitations set forth in the Trust's Private Placement Memorandum, Statement of Additional Information and the 1940 Act, amounts that, in the aggregate for all Funds, will not exceed $50,000,000. The Trust pays an annual fee of $5,000 which is allocated evenly to the participating Funds. Borrowings are charged interest at an annual rate equal to the then prevailing Federal Funds rate plus 1.25%, which is borne by each respective borrowing Fund. There were no borrowings or allocated fees during the year ended October 31, 2011.

NOTE H - TRANSACTIONS WITH AFFILIATED PERSONS

Under the 1940 Act, "affiliated persons" include companies (a) in which a Fund (or an affiliated person of the Fund) has direct or indirect ownership of, control of or voting power over 5% or more of the outstanding voting securities or (b) that a Fund (or an affiliated person of the Fund) has control of, or is controlled by, or with which the Fund is under common control. Transactions with such affiliated persons are conducted in accordance with the requirements of Rule 17a-7 under the 1940 Act. During the year ended October 31, 2011, the Funds did not engage in any such transactions.

NOTE I - SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events affecting the Funds' financial statements through the date the financial statements were issued. Management has determined that there are no such subsequent events that would require disclosure in the Funds' financial statements through the date the financial statements were issued.

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OTHER INFORMATION (Unaudited)

Quarterly Schedule of Investments

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third fiscal quarters of each fiscal year. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds' portfolio securities is available (1) without charge, upon request, by calling collect 1-212-258-1900 (Attention: Jamie Sandison / David Rochman); and (2) on pages 15 - 17 of the Trust's Statement of Additional Information dated August 26, 2011, which is available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 1-212-258-1900 (Attention: Jamie Sandison / David Rochman); and (2) on page 15 of the Trust's Statement of Additional Information, available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Approval of Continuation of Investment Advisory Agreements

The Board of Trustees (the "Board" or the "Trustees"), including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), at a meeting held in person in June 2011, considered the renewal of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (the "Advisory Agreements"). In connection with its deliberations at the June meeting, the Board requested and received from the Investment Manager information that the Board believed to be reasonably necessary to evaluate the Advisory Agreements, including: (1) biographies of employees primarily responsible for providing investment advisory services; (2) detailed comparative performance data; (3) detailed comparative industry fee and expense data; (4) Martin Currie's Code of Ethics; (5) information regarding brokerage allocation and best execution; (6) an annual report relating to the Funds' Rule 12b-1 Defensive Plans; (7) the Martin Currie Limited Annual Report and Accounts for the year ended December 31, 2010; (8) a standard investment advisory contract for the Funds; and (9) the October 31, 2010 semi-annual report of the Trust. In preparation for making their determinations with respect to the renewal of the Advisory Agreements, the Trustees had discussions with the portfolio managers in the Edinburgh offices of the Investment Manager. The Board carefully evaluated this information and discussed its deliberations with the Funds' counsel and the Funds' officers.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

Nature, Extent and Quality of the Services to be Provided by the Investment Manager

The Trustees considered the nature, quality and extent of the advisory services to be provided by the Investment Manager under each of the Advisory Agreements, and reviewed the quality of the advisory services provided by the Investment Manager to the Funds since their inception. They considered the investment style and investment decision-making process employed by the Investment Manager, the Investment Manager's research and analysis capabilities, the nature of the Investment Manager's experience and resources, the experience of relevant personnel of the Investment Manager and the Investment Manager's representations regarding staffing and the retention of personnel with relevant portfolio management experience, and the Investment Manager's resources, practices and procedures designed to address regulatory compliance matters, including the Investment Manager's brokerage allocation and best execution practices. After

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION (Unaudited)

reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the overall nature, extent and quality of the services provided by the Investment Manager under the Advisory Agreements was reasonable.

Costs of Services Provided and Profitability to the Investment Manager

At the request of the Trustees, the Investment Manager provided information regarding the costs of services provided and the profitability of the Investment Manager. The Trustees reviewed the financial statements of the Investment Manager and information regarding potential "fall-out" benefits to the Investment Manager. Based on their review of this information, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the profitability was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Investment Manager

The Trustees considered the investment performance of the Funds and the Investment Manager. In this regard the Investment Manager provided the Trustees with performance information showing the short-term (i.e., 1-, 3- and 6-month) and long-term (i.e., 1-, 3- and 5-year and since inception, as applicable) performance of the Funds. The Investment Manager also provided short-term and long-term rankings supplied by Lipper Inc. ("Lipper") and investment performance data for each Fund's respective benchmark. The Trustees noted that they reviewed the Funds' performance throughout the year. The Independent Trustees focused on the Funds' relative underperformance over recent periods and considered representations from Martin Currie as to the steps being taken to improve the Funds' performance relative to their benchmarks and Lipper peers.

The Trustees also considered other factors relevant to performance. Those factors varied for each Fund, but included one or more of the following: (i) that the underperformance was attributable, to a significant extent, to investment decisions that were consistent with the Fund's investment process, strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (ii) that the Fund's performance was competitive, though in certain periods below average, when compared to other relevant peer groups; and (iii) that Martin Currie had taken steps designed to help improve the Fund's investment performance, including, but not limited to, making certain changes to investment personnel.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that they were satisfied with the Investment Manager's efforts with respect to the investment process and the performance of the Funds.

Advisory Fees, Expense Ratios and Economies of Scale

The Trustees then considered the contractual advisory fee rate paid by each of the Funds to the Investment Manager. The Trustees compared the fee rate of each Fund to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as well as to information provided by Martin Currie regarding fees paid to Martin Currie by its other clients with similar investment objectives. The Trustees also considered that the Funds' shareholder base was predominantly of an institutional nature, and that the Funds' shareholders generally invested in the Funds as part of broader investment programs that included investments in other types of products managed by Martin Currie or its affiliates. The Trustees also considered more generally whether the Funds were likely to benefit from any economies of scale in the management of each Fund in the event of growth in assets of such Fund. The Trustees then concluded that overall expenses of the Funds appeared reasonable and that they believed that the management fees were reasonable compared to those charged to comparable funds ranked by Lipper, and compared to those charged to other clients of the Investment Manager with similar investment objectives. The Trustees then concluded that the advisory fees charged to the Funds represented reasonable compensation in light of the nature and quality of the services provided by the Investment Manager to the Funds.

In the course of their deliberations, the Trustees also considered alternatives to continuing each Fund's Advisory Agreement for an additional one-year period, taking into account the size of each Fund, the institutional nature of the

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION (Unaudited)

Funds' shareholder base and the manner in which many of the Funds' shareholders employed the Funds as part of broader investment programs. The Trustees then concluded that their overall consideration of the available practicable alternatives supported the continuance of each Fund's Advisory Agreement for an additional one-year period, commencing July 15, 2011.

Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

"Expenses Paid During Period" include amounts reflected in the Funds' Statement of Operations net of reimbursement, if any, by the Investment Manager. Please note that the expenses do not reflect shareholder transaction costs such as sales charges or redemption fees. The second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION (Unaudited)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 through October 31, 2011
Actual
Opportunistic EAFE Fund	$1,000.00	$826.01	$5.74
Global Emerging Markets Fund	1,000.00	858.14	8.41
Hypothetical (assuming a 5% return before expenses)
Opportunistic EAFE Fund	$1,000.00	$1.018.85	$6.34
Global Emerging Markets Fund	1,000.00	1,016.09	9.12

*  Expenses are equal to the Funds' annualized expense ratios of 1.25% and 1.80% for Opportunistic EAFE Fund and Global Emerging Markets Fund, respectively, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

TRUSTEES AND OFFICERS

Information about the Trust's Trustees and officers appears below. There is no limit to the term a Trustee may serve. The President, Treasurer and Clerk are elected annually. Other officers may be elected or appointed by the Trustees at any time. The address of each Trustee and officer is c/o Martin Currie Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES. The Funds' Statement of Additional Information has further information about the Trustees and is available without charge, upon request, by calling collect 1-212-258-1900.

Interested Trustee

The Trustee below is an "interested person" (as defined by the Investment Company Act of 1940) in that he is an employee of Martin Currie Inc., the investment adviser to each Fund.

Name and Age	Position(s) Held with Fund	Position Held Since (1)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (2)	Other Directorships (3)
Jamie Skinner 50	Trustee and President	2010	2	Director, Head of Client Services, Martin Currie Investment Management Limited.	None

Non-Interested Trustees

Each Trustee below is not an "interested person" (as defined by the Investment Company Act of 1940).

Name and Age	Position(s) Held with Fund	Position Held Since (1)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (2)	Other Directorships (3)
Simon D. Eccles 77	Trustee	1994	2	Director, Sherrill House, Inc. (not-for-profit nursing home). Formerly: Chairman of, Consultant to and Director of BFS Absolute Trust PLC (closed-end fund); Director of 10/10 Digital Ltd. (consultancy).	None

Patrick R. Wilmerding 68	Trustee	1994	2	Self-employed investment manager; Member of Advisory Committee to Healthpoint Capital Fund I (private equity fund); Director of The Providence Journal (newspaper). Formerly: Director of Lenox Capital (private equity firm) and Division Executive of The First National Bank of Boston (bank).	None

Officers (Other Than Officers Who Are Also Trustees)

Name and Age	Position(s) Held with Fund	Position Held Since	Principal Occupations During Past Five Years (2)
Ralph M. Campbell 44	Vice President and Treasurer	2005	Director of Martin Currie (Holdings) Limited (parent company).; President and Director of Martin Currie (Bermuda) Limited.; Director of the following companies: Martin Currie Investment Management Limited; Martin Currie Trustees Limited (trustee company); Martin Currie Inc.; Martin Currie Management Limited; Moorgate Investment Management Limited; Western Canada Investment Company Limited; Designated Member of MarView Investment Partnership LLP. Formerly: Director of Finance of GE Capital Auto Financing.

Gary Logan 41	Vice President	2010	Head of Portfolio Analytics Group of Martin Currie Investment Management; Third Party Administrator Programme Director of Martin Currie Investment Management.

Grant Spence 47	Chief Compliance Officer and Clerk	2009	Head of Complaints Policy, Governance and Projects of Prudential Plc.; Corporate Communications Manager of Prudential Plc.; Policy Manager, Risk & Compliance of Martin Currie Investment Management; Chief Compliance Officer and Acting Head of Risk & Compliance of Martin Currie Investment Management.

(1)  There is no stated term of the office for the Trustees. The President, Treasurer and Clerk are elected annually by the Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with any of the group of companies owned by Martin Currie Ltd. are omitted if not materially different from the positions listed.

(3)  Indicates other directorships held by a Trustee with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

MARTIN CURRIE BUSINESS TRUST

TRUSTEES AND OFFICERS

Jamie Skinner, Trustee and President *

Simon D. Eccles, Trustee

Patrick R. Wilmerding, Trustee

Ralph M. Campbell, Vice President and Treasurer

Gary Logan, Vice President

Grant Spence, Chief Compliance Officer and Clerk

* Interested Trustee

INVESTMENT MANAGER

Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh EH1 2ES
Scotland

011-44-131-229-5252

Authorized and regulated by Financial Services Authority

Registered Investment Adviser with the Securities and Exchange Commission

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors. Shares of the Martin Currie Business Trust (the "Trust" may be issued and sold solely in private transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act."). Investments in the Trust may only be made by individuals who are accredited investors within the meaning of Regulation D of the 1933 Act.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

Certifications required by Rule 30a-2(a) under the Act

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Jamie Skinner
Name:	Jamie Skinner
Title:	President
Date:	January 6, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2012	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: January 6, 2012	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Treasurer

EXHIBIT LIST

12(a)(2)(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(2)(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.